Loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Weighted average number of outstanding shares, basic loss per share (in shares)	79,647,974	63,440,023	79,274,779	63,409,688
Weighted average number of outstanding shares, diluted loss per share (in shares)	79,647,974	63,440,023	79,274,779	63,409,688
Profit (loss)	€ (117,433)	€ (48,414)	€ (165,900)	€ (100,784)
Basic loss per share (in euro per share)	€ (1.47)	€ (0.76)	€ (2.09)	€ (1.59)
Diluted loss per share (in euro per share)	€ (1.47)	€ (0.76)	€ (2.09)	€ (1.59)